Voya US Bond Index Portfolio Average Annual Total Returns - Class ADV I S S2 Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			0.40%	(1.12%)	0.51%
Performance Inception Date		Mar. 10, 2008
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			0.80%	(0.65%)	1.01%
Performance Inception Date		Mar. 07, 2008
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			0.65%	(0.87%)	0.77%
Performance Inception Date		Mar. 10, 2008
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			0.50%	(1.04%)	0.61%
Performance Inception Date		Feb. 27, 2009
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.